Property, plant and equipment, net (Details Narrative)	1 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 TWD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 TWD ($)
Notes and other explanatory information [abstract]
Acquire building	$ 3,767,661	$ 120,000,000
Payment of deposits			$ 753,532	$ 24,000,000
Deposit and obtained mortgage			$ 3,014,129	$ 96,000,000